Fair Value Of Financial Instruments (Schedule Of Assets And Liabilities Measured On Nonrecurring Basis At Fair Value) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2009 MB1 [Member]	Dec. 31, 2010 MB1 [Member]	Dec. 31, 2010 Real Estate [Member]	Dec. 31, 2009 Real Estate [Member]	Dec. 31, 2010 Corporate Aircraft [Member]	Dec. 31, 2010 Non-Public Security [Member]	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring [Member] Estimated Fair Value [Member]		Dec. 31, 2010 Fair Value, Measurements, Nonrecurring [Member] Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring [Member] Significant Other Observable Inputs (Level 2) [Member]		Dec. 31, 2010 Fair Value, Measurements, Nonrecurring [Member] Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used							$ 20,600,000	[1]	[1]	$ 20,600,000	[1]
Long-lived assets held for sale							7,000,000	[2]	[2]	7,000,000	[2]
Other non-current investments							2,200,000	[3]	[3]			2,200,000	[3]
Asset impairment charges	67,826,000	47,074,000	2,357,000	3,646,000	1,449,000
Fair value of property		18,094,000
Fair value of assets after write down						$ 2,177,000

[1]	At December 31, 2010, the Company evaluated for impairment the carrying value of MB1's real estate assets, recorded an impairment charge of $47,074,000 and reduced the carrying amount to its fair value of $18,094,000. As of December 31, 2010, the Company also wrote down to fair value one of its real estate projects based on an appraisal and prices for similar assets, and recognized an impairment charge of $2,357,000, which is included in selling, general and other expenses. See Note 2 for more information.
[2]	Consists of a corporate aircraft at December 31, 2010 for which the fair value was primarily based on prices for similar assets. The Company recognized an impairment loss of $1,449,000 for 2010 which is included in selling, general and other expenses.
[3]	At December 31, 2010, represents an investment in a non-public security of $2,177,000. The investment in the non-public security is accounted for under the cost method of accounting for which the Company primarily reviewed issuer financial statements to determine its fair value.